Label	Element	Value
Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000918942_SupplementTextBlock
LKCM FUNDS

LKCM Small Cap Equity Fund (Adviser Class)

LKCM Small-Mid Cap Equity Fund (Adviser Class)

LKCM Equity Fund (Adviser Class)

Supplement dated July 25, 2014

to the Prospectus dated May 1, 2014

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Adviser Class) and LKCM Small-Mid Cap Equity Fund (Adviser Class):

Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Small-Mid Cap Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 4 is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $10 billion.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE